OIL AND GAS PROPERTIES & OIL AND GAS PROPERTIES ACQUISITIONS AND DIVESTITURES	12 Months Ended
Dec. 31, 2015
Oil And Gas Properties And Oil And Gas Properties Acquisitions And Divestitures [Abstract]
Full Cost Method of Accounting for Investments in Oil and Gas Properties Disclosure
NOTE 4 – OIL AND GAS PROPERTIES & OIL AND GAS PROPERTIES ACQUISITIONS AND DIVESTITURES

The following table sets forth a summary of oil and gas property costs (net of divestitures) not being amortized as of December 31, 2015 and 2014 (in thousands):

	As of December 31,
	2015	2014
Undeveloped unevaluated acreage
Beginning Balance	$2,886	$18,664
Lease purchases	-	305
Assets Conveyed	-	(6,194)
Transfer and other reclassification to evaluated properties	(2,886)	(9,889)
Total undeveloped acreage	$-	$2,886

Wells in progress:
Beginning Balance	$6,042	$1,146
Additions	-	5,412
Disposition of wells in progress for elimination of accrued expenses for drilling	(5,198)	-
Reclassification to evaluated properties	(844)	(516)
Total wells in progress and not subject to DD&A	$-	$6,042

During the year ended December 31, 2015, the Company did not buy or sell any of its oil and gas properties.

Upon entering into the Credit Agreement, the Company believed we had secured adequate access to capital generally, and specifically, to fund the drilling and development of its proved undeveloped reserves. Due to the lack of liquidity that had been expected, but unavailable to the Company pursuant to the Credit Agreement, the Company recorded a $24.5 million impairment of its proved undeveloped and unproved properties during the year ended December 31, 2015. No impairment was recorded in the year ended December 31, 2014.

Depreciation, depletion and amortization (“DD&A”) expenses related to the proved properties were approximately $555,000 and $1.24 million for the years ended December 31, 2015 and 2014, respectively.

During the year ended December 31, 2015, the Company was put in non-consent status on three wells it agreed to participate in within the Northern Wattenberg field which includes each of two Wattenberg horizontal wells (1 Niobrara and 1 Codell), and a third well (Niobrara) that are described further below in connection with the Great Western Operating Company, LLC litigation. As such, the previously capitalized and accrued costs of approximately $5.20 million relating to these wells were eliminated since being placed in non-consent status relieved the Company of such liabilities. The Company has retained the right to participate in future drilling on this acreage block.

On September 2, 2014, the Company entered into a final settlement agreement, or the Final Settlement Agreement to convey its interest in 31,725 evaluated and unevaluated net acres located in the DJ Basin and the associated oil and natural gas, which we refer to as the Hexagon Collateral to the Company’s primary lender, Hexagon, LLC, which we refer to as Hexagon, in exchange for extinguishment of all outstanding debt and accrued interest obligations owed to Hexagon in an aggregate amount of approximately $15.1 million. The conveyance assigned all assets and liabilities associated with the property, which includes PDP and PUD reserves, plugging and abandonment, and other assets and liabilities associated with the property. Pursuant to the Final Settlement Agreement, we also issued to Hexagon $2.0 million in 6% Conditionally Redeemable Preferred Stock valued at $1.69 million and considered as temporary equity for reporting purposes.

The Hexagon transaction was accounted for under the full cost method of accounting for oil and natural gas operations. Under the full cost method, sales or abandonments of oil and natural gas properties, whether or not being amortized, are accounted for as adjustments of capitalized costs, with no gain or loss recognized, unless such adjustments would significantly alter the relationship between capitalized costs and proved reserves of oil and gas attributable to the cost center. The transfer to Hexagon represents greater than 25% of the Company’s proved reserves of oil and gas attributable to the full cost pool and thus the Company incurred a loss on the conveyance. Following this methodology, the following table represents an allocation of the transaction.

Payment of debt and accrued interest payable	$15,063,289
Add: disposition of asset retirement obligations	973,132
Total disposition of liabilities	$16,036,421

Proved oil and natural gas properties	$32,574,603
Accumulated depletion	(22,148,686)
Unproved oil and natural gas properties	6,194,162
Net oil and natural gas conveyed at cost	16,620,079
Redeemable Preferred Stock at fair value	1,686,102
Total conveyance of assets and preferred stock	18,306,181
Loss on conveyance	$(2,269,760)

As of December 31, 2015 and 2014, the Company completed an assessment of its inventory of unevaluated acreage, which resulted in a transfer of $2.89 million and $9.90 million, respectively from unevaluated acreage to evaluated properties.